Schedule of reconciliation of changes in intangible assets and goodwill (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning	£ 12,379
Balance at end		£ 12,379
Balance at end		12,379
Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	15,704	15,697
Additions		9
Foreign exchange	1	(2)
Disposal	(36)
Balance at end	15,669	15,704
Balance at end	15,669	15,704	15,669
Amortisation charge for the year	10	3
Foreign exchange	1	(1)
Impairment	12,369
Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	12,379
Balance at end		12,379
Balance at end		12,379	15,669
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	3,325	3,323
Balance at end	15,669	3,325
Balance at end	15,669	3,325
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at end			13,378
Intangible assets under development [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	13,378	13,378
Additions
Foreign exchange
Disposal
Balance at end	13,378	13,378
Balance at end	13,378	13,378
Amortisation charge for the year
Foreign exchange
Impairment	10,078
Intangible assets under development [member] | Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	10,078
Balance at end		10,078
Balance at end		10,078
Intangible assets under development [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	3,300	3,300
Balance at end	13,378	3,300
Balance at end	13,378	3,300	13,378
Goodwill [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,291	2,291
Additions
Foreign exchange
Disposal
Balance at end	2,291	2,291
Balance at end	2,291	2,291
Amortisation charge for the year
Foreign exchange
Goodwill [member] | Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,291
Balance at end		2,291
Balance at end		2,291	2,291
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at end	2,291
Balance at end	2,291
Impairment	2,291
Goodwill [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Balance at end
Balance at end			2,291
IT and website costs [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	35	28
Additions		9
Foreign exchange	1	(2)
Disposal	(36)
Balance at end		35
Balance at end		35
Foreign exchange	1	(1)
Impairment
IT and website costs [member] | Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	10
Balance at end		10
Balance at end		10
IT and website costs [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	25
Balance at end		25
Balance at end		25
Amortisation charge for the year	£ 10	3
IT and website costs [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		£ 23
Balance at end